Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (23,611)	¥ (162,325)	¥ (1,007,814)	¥ (943,082)
Income tax benefits computed at applicable tax rates (25%)	5,902	40,581	251,954	235,770
Non-deductible expenses	(412)	(2,834)	(5,468)	(16,610)
Research and development expenses	3,768	25,906	11,895	7,766
Effect of tax holidays				1,691
Preferential rate	1,702	11,701	(90,076)	(11,060)
Current and deferred tax rate differences	5,517	37,934	33,366	(1,521)
International rate differences	(9,239)	(63,525)	59,029	(51,392)
Tax exempted income				9,878
Unrecognized tax benefits	214	1,472	(6,259)	(14,525)
Deferred tax expense			2,851	1,516
Change in valuation allowance	(11,591)	(79,694)	(174,388)	(158,724)
Prior year provision to return true up	589	4,048	7,266	8,371
Income tax benefits (expenses)	$ (3,550)	¥ (24,411)	¥ 90,170	¥ 11,160